Stockholders’ Equity/(Deficit) - Schedule of RSU activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock [Member]
Stockholders’ Equity/(Deficit) - Schedule of RSU activity (Details) [Line Items]
Restricted Stock Units, Vested and Outstanding, Beginning Balance	5,847	5,286
Restricted Stock Units, Granted	11,726	700
Restricted Stock Units, Forfeited/Canceled/Expired	(5,294)	(139)
Weighted Average Exercise Price Per Share, Forfeited/Canceled/Expired	5,294	139
Restricted Stock Units, Vested and Outstanding	12,279
Weighted Average Exercise Price Per Share, Vested and Outstanding	12,279
Restricted Stock Units, Vested and Outstanding, Ending Balance		5,847
Weighted Average Exercise Price Per Share [Member]
Stockholders’ Equity/(Deficit) - Schedule of RSU activity (Details) [Line Items]
Weighted Average Exercise Price Per Share, Vested and Outstanding, Beginning Balance (in Dollars per share)		$ 3,157.8
Weighted Average Exercise Price Per Share, Granted (in Dollars per share)	$ 80	$ 3,157.8
Restricted Stock Units, Forfeited/Canceled/Expired	(3,157.8)	(3,157.8)
Weighted Average Exercise Price Per Share, Forfeited/Canceled/Expired	3,157.8	3,157.8
Restricted Stock Units, Vested and Outstanding	218.6
Weighted Average Exercise Price Per Share, Vested and Outstanding	218.6
Weighted Average Exercise Price Per Share, Vested and Outstanding, Ending Balance (in Dollars per share)		$ 3,157.8